UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street
         London, United Kingdom  W1J 0AH

13F File Number:  028-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700


Signature, Place, and Date of Signing:

 /s/    David Blood     London, UK     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $4,246,442 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    67610   269212 SH       SOLE                   188611        0    80601
AMDOCS LTD                     ORD              G02602103   174832  5143628 SH       SOLE                  3603288        0  1540340
ANSYS INC                      COM              03662Q105      673    10000 SH       SOLE                     7006        0     2994
BARD C R INC                   COM              067383109    90016   920972 SH       SOLE                   645303        0   275669
BECTON DICKINSON & CO          COM              075887109   232052  2967795 SH       SOLE                  2077978        0   889817
BLACKBAUD INC                  COM              09227Q100    85771  3756935 SH       SOLE                  2629663        0  1127272
BROWN & BROWN INC              COM              115236101    88762  3486319 SH       SOLE                  2441353        0  1044966
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209    65086  1029523 SH       SOLE                   720959        0   308564
CITRIX SYS INC                 COM              177376100    96740  1471332 SH       SOLE                  1030243        0   441089
COLGATE PALMOLIVE CO           COM              194162103    78579   751667 SH       SOLE                   526662        0   225005
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100   103954  4561400 SH       SOLE                  3246300        0  1315100
DANAHER CORP DEL               COM              235851102   373873  6688246 SH       SOLE                  4683050        0  2005196
EBAY INC                       COM              278642103   128944  2527323 SH       SOLE                  1767973        0   759350
FACTSET RESH SYS INC           COM              303075105    62963   715000 SH       SOLE                   500223        0   214777
GRAINGER W W INC               COM              384802104   209775  1036590 SH       SOLE                   726233        0   310357
INTUIT                         COM              461202103    98386  1653553 SH       SOLE                  1159294        0   494259
JONES LANG LASALLE INC         COM              48020Q107   198728  2367496 SH       SOLE                  1658708        0   708788
MEAD JOHNSON NUTRITION CO      COM              582839106     6186    93878 SH       SOLE                    86418        0     7460
MERCADOLIBRE INC               COM              58733R102     6333    80604 SH       SOLE                    55810        0    24794
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    30126   921296 SH       SOLE                   678837        0   242459
MSCI INC                       COM              55354G100   242547  7826633 SH       SOLE                  5485793        0  2340840
NIELSEN HOLDINGS N V           COM              N63218106   215102  7031767 SH       SOLE                  4923535        0  2108232
NORTHERN TR CORP               COM              665859104   122345  2439096 SH       SOLE                  1721955        0   717141
POLYPORE INTL INC              COM              73179V103   105784  2274931 SH       SOLE                  1592581        0   682350
PROCTER & GAMBLE CO            COM              742718109   115101  1695403 SH       SOLE                  1190881        0   504522
QUALCOMM INC                   COM              747525103   190898  3078003 SH       SOLE                  2222092        0   855911
SCHEIN HENRY INC               COM              806407102   339374  4217926 SH       SOLE                  2957161        0  1260765
SOLARCITY CORP                 COM              83416T100    50481  4231442 SH       SOLE                  4231442        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    13326    93500 SH       SOLE                    17000        0    76500
STRAYER ED INC                 COM              863236105    46110   820897 SH       SOLE                   567708        0   253189
VARIAN MED SYS INC             COM              92220P105   257659  3668259 SH       SOLE                  2569686        0  1098573
VERISK ANALYTICS INC           CL A             92345Y106    50032   981023 SH       SOLE                   686893        0   294130
WATERS CORP                    COM              941848103   298294  3423944 SH       SOLE                  2400361        0  1023583